SUBSEQUENT EVENTS (Details Narrative) - USD ($)							9 Months Ended
	Sep. 08, 2023	Sep. 06, 2023	Feb. 17, 2023	Jan. 20, 2023	Jan. 19, 2023	Jan. 19, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Reverse stock split		Wetouch Technology Inc. (the “Company”) filed a Certificate of Change Pursuant to Nevada Revised Statutes Section 78.209 with the Secretary of State of the State of Nevada to affect a 1-for-20 reverse stock split (the “Reverse Stock Split”). On September 11, 2023, the Financial Industry Regulatory Authority (“FINRA”) notified us that the Reverse Stock Split will become effective on the OTCQB marketplace of OTC Markets on September 12, 2023 (the “Effective Date”). At the opening of business on the Effective Date, the Company’s common stock began trading on a split-adjusted basis. In connection with the Reverse Stock Split, the CUSIP number for the common stock will change to 961881208. The Company’s shares of common stock will continue to trade on the OTCQB marketplace under the symbol “WETHD” for a period of 20 business days, and thereafter, the symbol will return to “WETH”. Pursuant to Nevada Revised Statutes Section 78.209, the reverse stock split does not have to be approved by the shareholders of the Company. Fractional shares resulting from the Reverse Stock Split will be rounded up to the nearest whole number					reverse stock split (1-for-20)
Number of shares authorized,reverse split	15,000,000						15,000,000		300,000,000	15,000,000	15,000,000
Shares issued to private placement,shares	194,551,716
Common stock, shares, outstanding							9,732,948			1,680,248	1,590,576
Net proceeds							$ 40,000,000
Private Placement [Member]
Subsequent Event [Line Items]
Number of stock sold					8,000,000
Value of stock sold					$ 40,000,000
Share price					$ 5.00	$ 5.00
Net proceeds					$ 40,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split			one to five (1:5) and not more than one to eighty (1:80)
Subsequent Event [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of stock sold						160,000,000
Number of stock sold						8,000,000
Value of stock sold						$ 40,000,000
Share price					$ 0.25	$ 0.25
Net proceeds				$ 40,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued to private placement,shares							8,000,000
Common stock, shares, outstanding	9,727,586
Post Reverse Stock Split [Member] | Subsequent Event [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price					$ 5.00	$ 5.00